UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 1999

Check here if Amendment [  ]                         Amendment Number:


Institutional Investment Manager Filing this Report:


Name:            Monument Advisors, Ltd

Address:         7920 Norfolk Avenue, Suite 500
                 Bethesda, Maryland 20853

Form 13F File Number:   28-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Peter L. Smith

Title:           Senior Vice President Compliance

Phone:           (301)215-7550

/s/ Peter L. Smith      Bethesda, Maryland              February 17, 2000
--------------------------------------------------------------------------------
Signature,              Place, and                      Date of Signing:

Report type (Check only one.):

13F HOLDINGS REPORT. [X] (Check here if all holdings of this reporting manager are reported in this report.)


13F NOTICE.  [  ]   (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)



13F COMBINATION REPORT. [  ] (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number
Name

28-


Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:                           $43,939
                                                                 ----------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings
and list entries.]    NONE

No.                        Form 13F File Number               Name


                            28-


Form 13F    INFORMATIONAL    TABLE

NAME                    TITLE   CUSIP           VALUE           SHRS            SH/     INVESTMENT      VOTING
OF                      OF                      (x$1000)        OR PRN.         PRN     DISCRETION      AUTHORITY
ISSUER                  CLASS                                   AMT
AES CORP                COM     00130H105       36              485             SH      DEFINED         SOLE
AT&T CORP               COM     1957109         131             2600            SH      DEFINED         SOLE
AMERICA ONLINE INC      COM     02364J104       5309            61000           SH      DEFINED         SOLE
ANHEUSER BUSH COS INC   COM     35229103        57              810             SH      DEFINED         SOLE
BANK OF AMERICA CORP    COM     60505104        40              800             SH      DEFINED         SOLE
BERKSHIRE HATHAWAY INC  CL A    84670108        56              10              SH      DEFINED         SOLE
CMGI                    COM     125750109       5969            22200           SH      DEFINED         SOLE
CADBURY SCHWEPPES PLC   ADR     127209302       47              50000           SH      DEFINED         SOLE
CAPITAL ONE FINL CORP   COM     14040H105       118             2445            SH      DEFINED         SOLE
CENDANT CORP            COM     151313103       32              1200            SH      DEFINED         SOLE
CISCO SYS INC           COM     17275R102       3337            31373           SH      DEFINED         SOLE
CITIGROUP INC           COM     172967101       93              1675            SH      DEFINED         SOLE
COCA COLA ENTERPRISES   COM     191219104       166             2850            SH      DEFINED         SOLE
COMCAST CORP            CL A    200300200       25              500             SH      DEFINED         SOLE
COMPAQ COMPUTER         COM     204493100       57              2100            SH      DEFINED         SOLE
COMPUTER ASSOICATES     COM     204912909       5               72              SH      DEFINED         SOLE
DELL COMPUTER CORP      COM     247025109       156             3050            SH      DEFINED         SOLE
DIGITAL IS INC DEL      COM     25385N101       2947            190             SH      DEFINED         SOLE
DU PONT EI              COM     263534109       53              800             SH      DEFINED         SOLE
EARTHGRAINS CO          COM     270319106       1               64              SH      DEFINED         SOLE
EXXON MOBIL CORP        COM     302290101       106             1310            SH      DEFINED         SOLE
FEDERAL NAT MTG ASSN    COM     313586109       97              1551            SH      DEFINED         SOLE
FORD MTR CO             COM     345370100       5               100             SH      DEFINED         SOLE
GADZOOKS NETWORKS, INC  COM     362555105       1941            42760           SH      DEFINED         SOLE
GAP INC                 COM     364760108       10              208             SH      DEFINED         SOLE
GENERAL ELEC CO         COM     369604103       578             3733            SH      DEFINED         SOLE
GILLETTE CO             COM     375766102       21              500             SH      DEFINED         SOLE
3COM CORP               COM     885535104       24              500             SH      DEFINED         SOLE
TRICON GLOBAL
  RESTAURANTS           COM     895953107       9               225             SH      DEFINED         SOLE
UNISYS CORP             COM     909214108       13              400             SH      DEFINED         SOLE
XEROX CORP              COM     984121103       13              572             SH      DEFINED         SOLE
WALT DISNEY CO          CO      254687106       91              3100            SH      DEFINED         SOLE
HEALTHEON/WEBMD         COM     422209106       13              350             SH      DEFINED         SOLE
HEINZ (HJ) CO           COM     423074103       8               200             SH      DEFINED         SOLE
HEWLETT PACKARD CO      COM     428236103       17              150             SH      DEFINED         SOLE
HITACHI LTD             ADR     433578507       38              233             SH      DEFINED         SOLE
HOME DEPOT              COM     437076102       41              600             SH      DEFINED         SOLE
HUMAN GENOME SCIENCES   COM     444903108       51              336             SH      DEFINED         SOLE
INTEL CORP              COM     458140100       2471            41660           SH      DEFINED         SOLE
INTERNATIONAL BUSINESS
  MACHINES              COM     459200101       38              350             SH      DEFINED         SOLE
KLA TENCOR              COM     482480100       111             1000            SH      DEFINED         SOLE
KULICKE & SOFFA IND     COM     501242101       43              1000            SH      DEFINED         SOLE
LUCENT TECHNOLOGIES INC COM     549463107       189             2514            SH      DEFINED         SOLE
MCI WORLDCOM, INC       COM     55268B106       286             4897            SH      DEFINED         SOLE
MARTEK BIOSCIENCES      COM     572901106       6               500             SH      DEFINED         SOLE
MCDONALDS CORP          COM     580135101       24              600             SH      DEFINED         SOLE
MEDTRONIC INC           COM     585055106       117             3200            SH      DEFINED         SOLE
MERCK & CO              COM     589331107       369             5482            SH      DEFINED         SOLE
MICROSOFT               COM     549918104       3922            33460           SH      DEFINED         SOLE
MORGAN STANLEY
  DEAN WITTER           COM     617446448       86              600             SH      DEFINED         SOLE
NCR CORP NEW            COM     62886E108       0.341           9               SH      DEFINED         SOLE
NIKE, INC               CL B    654106103       25              500             SH      DEFINED         SOLE
NORTEL NETWORKS CORP    COM     656659100       3117            31400           SH      DEFINED         SOLE
PEOPLESOFT, INC         COM     712713106       21              1000            SH      DEFINED         SOLE
PEPSICO, INC            COM     713448108       41              1152            SH      DEFINED         SOLE
PFIZER, INC             COM     717081103       178             5500            SH      DEFINED         SOLE
PRICELINE.COM           COM     741503106       2               50              SH      DEFINED         SOLE
PROCTOR & GAMBLE CO     COM     742718109       150             1370            SH      DEFINED         SOLE
PROVIDENT BANKSHARES
  CORP                  COM     743859100       0.173           10              SH      DEFINED         SOLE
QWEST COMMUNICATIONS
  INC                   COM     749121109       60              1400            SH      DEFINED         SOLE
REALNETWORKS, INC       COM     75605L104       4082            34200           SH      DEFINED         SOLE
SLM HOLDING CORP        COM     78442A109       15              350             SH      DEFINED         SOLE
SONY CORP               ADR     835699307       199             700             SH      DEFINED         SOLE
STAPLES, INC            COM     855030102       53              2539            SH      DEFINED         SOLE
SUN MICROSYSTEMS, INC   COM     866810104       4798            61200           SH      DEFINED         SOLE
THE CHARLES SCHWAB CORP COM     808513105       1824            47000           SH      DEFINED         SOLE